Financial Income and Expenses (Details) - Schedule of financial income and expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial income
Interest on marketable securities	R$ 8,193	R$ 5,396	R$ 5,507
Interest on receivable	1,165	3,619	622
Foreign exchange variation	20,257	14,038	17,110
Gain on remeasurement of leases	2,895	15,246	16,843
Gain on remeasurement of receivables from sale of farms	227,005	130,915	156,156
Realized profit from derivative transactions	76,885	50,484	55,611
Unrealized profit from derivative transactions	513,223	155,715	58,689
Total	849,623	375,413	310,538
Financial expenses
Marketable securities charges	(1,383)	(1,456)	(294)
Bank charges	(6,140)	(706)	(1,334)
Interest accrued	(28,693)	(25,248)	(18,171)
Monetary variation	(682)
Foreign exchange variation	(29,292)	(15,765)	(17,724)
Gain on remeasurement of leases	(74,160)	(36,091)	(19,309)
Loss on remeasurement of receivables from sale of farms	(89,663)	(72,535)	(142,167)
Realized loss from derivative financial transactions	(193,415)	(91,196)	(35,453)
Unrealized loss from derivative financial transactions	(522,183)	(163,171)	(63,164)
Total	(945,611)	(406,168)	(297,616)
Financial (expense) income, net	R$ (95,988)	R$ (30,755)	R$ 12,922